CONSOLIDATED BALANCE SHEETS 10Q - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 62,438			$ 110,900				$ 27,415
Short-term investments	6,508			13,535				18,216
Restricted cash - short-term	750			0
Accounts receivable	321			257				1,008
Prepaid expenses and other current assets	2,620			1,365				1,521
Total current assets	72,637			126,057				106,978
Property and equipment, net	6,112			4,277				680
Restricted cash - long-term	411			1,161				1,911
Deferred offering costs	6,917			0
Other long-term assets	1,436			871				123
Total assets	87,513			132,366				109,692
Current liabilities:
Accounts payable	3,097			4,506				2,696
Accrued expenses and other current liabilities	17,002			9,568				6,328
Deferred revenues	380			267				3,633
Current maturities of long-term debt	26,820			26,345				4,444
Total current liabilities	47,299			40,686				17,101
Embedded debt derivative	675			675	$ 675	$ 675		0
Warrant liabilities	9,952			2,650				52
Other long-term liabilities	1,625			1,239				526
Total liabilities	59,551			45,250				30,908
Commitments and contingencies
Convertible preferred stock	291,392			269,422				144,827
Stockholders’ deficit:
Common stock	1			1				1
Additional paid-in capital	3,302			534				3,771
Accumulated deficit	(266,733)			(182,841)				(69,844)
Accumulated other comprehensive income	0			0				29
Total stockholders’ deficit	(263,430)	$ (233,195)	$ (205,834)	(182,306)	$ (113,719)	$ (94,867)	$ (83,877)	(66,043)	$ (58,146)
Total liabilities, convertible preferred stock and stockholders’ deficit	$ 87,513			$ 132,366				$ 109,692